MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges	$ 4,328	$ 5,136	$ 7,060
Other provisions	6,652	4,835	6,456
Restructuring provision
Schedule Of Restructuring And Related Costs [Line Items]
Other provisions	3,600	2,000
COVID-19
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges	3,700
Restructuring Previous Three Periods
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges	4,328	5,136	7,060
Impairment of inventories	596	130	1,297
Termination benefits and other labor related costs, net	$ 3,389	1,874	1,043
Montreal, Quebec Manufacturing Facility And Johnson City, Tennessee Manufacturing Facility | Facility Closing
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges		4,300
Non-cash impairment charges		$ 800
Johnson City, Tennessee Manufacturing Facility | Facility Closing
Schedule Of Restructuring And Related Costs [Line Items]
Non-cash impairment charges			6,100
Termination benefits and other labor related costs, net			$ 900